LONG-TERM DEBT (Tables)	9 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
SCHEDULE OF LONG-TERM DEBT

	December 31, 2022	March 31, 2022
	(unaudited)
Truck loan – Amur Capital (a)	$76,057	$-
Truck loan – Mitsubishi (b)	49,120	-
Tractor loan – Simmons Bank(d)	47,659	-
Loan – Amur Capital(e)	36,635	-
Total long-term debt	209,471	-
Less: current portion	(65,518)	-
Long-term debt, net of current portion	$143,953	$-

(a)	On May 13, 2022, entered into long-term secured note payable for $87,964 for two service trucks maturing April 13, 2026. The note is secured by the collateral purchased and accrued interest annually at 11.99% with principal and interest payments due monthly. There is no accrued interest as of December 31, 2022.

(b)	On June 21, 2022, entered into long-term secured note payable for $61,973 for a service truck maturing December 21, 2024. The note is secured by the collateral purchased and accrued interest annually at 11.99% with principal and interest payments due monthly. There is no accrued interest as of December 31, 2022.

(c)

On October 13, 2022, White River Operating LLC, an indirect subsidiary of the Company, issued a secured promissory note payable for $1,500,000, which was used for two drilling rigs purchased (total value of $1,800,000, where the Company paid a total of $300,000). The note bears interest at the lesser of (i) the prime rate published in the “Bonds, Rates and Yields” section of The Wall Street Journal plus 7.50%; and (ii) the maximum rate permitted by applicable law, and payments consist of interest and principal in the amount of $25,000 per month through October 13, 2025 when the remaining balance of principal and interest is due. Randy May and Jay Puchir personally guaranteed this note. Pursuant to a letter agreement dated December 2, 2022, the Company and the borrower agreed to terms of early repayment of this note. On December 6, 2022, the Company paid $1,540,065 to repay all principal and interest and fees in satisfaction of the note, which included a termination fee of $65,065. This repayment was mandated by a subsequent lender. See Note 10.

(d)	On October 11, 2022, entered into long-term secured note payable for $50,142 for a tractor maturing October 11, 2025. The note is secured by the collateral purchased and accrued interest annually at 7.99% with principal and interest payments due monthly. There is no accrued interest as of December 31, 2022.

(e)	On October 18, 2022, entered into long-term secured note payable for $37,599 for equipment maturing October 18, 2027. The note is secured by the collateral purchased and accrued interest annually at 11.99% with principal and interest payments due monthly. There is no accrued interest as of December 31, 2022.

SCHEDULE OF MATURITIES	The following is a list of maturities as of December 31:
2023	$65,518
2024	70,735
2025	47,757
2026	17,549
2027	7,912
$209,471